UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.84%
	Auto Components - 1.04%
756,725	American Axle & Manufacturing Holdings, Inc. (a)	$14,332,371
	Building Products - 2.45%
324,128	A.O. Smith Corporation	24,831,446
721,045	NCI Building Systems, Inc. (a)	8,948,169
		33,779,615
	Chemicals - 3.14%
822,500	Chemtura Corp. (a)	22,429,575
330,855	Sensient Technologies Corp.	20,784,311
		43,213,886
	Commercial Banks - 12.59%
916,500	BancorpSouth, Inc.	21,986,835
1,011,260	FirstMerit Corp.	18,859,999
887,000	LegacyTexas Financial Group, Inc.	22,192,740
817,700	Synovus Financial Corp.	26,477,126
451,045	Texas Capital Bancshares, Inc. (a)	22,290,644
532,175	UMB Financial Corp.	24,772,746
650,973	Union Bankshares Corp.	16,430,559
418,924	Wintrust Financial Corp.	20,326,192
		173,336,841
	Commercial Services & Supplies - 3.41%
839,810	ABM Industries, Inc.	23,909,391
955,382	Ritchie Bros. Auctioneers, Inc. (b)	23,034,260
		46,943,651
	Communications Equipment - 1.59%
2,850,008	Mitel Networks Corp. (a)	21,916,561
	Computer & Peripherals - 1.09%
498,289	Diebold, Inc.	14,993,516
	Consumer Finance - 1.52%
3,215,800	SLM Corp. (a)(b)	20,967,016
	Diversified Consumer Services - 3.36%
804,457	Hillenbrand, Inc.	23,836,061
1,030,070	Houghton Mifflin Harcourt Co. (a)	22,434,924
		46,270,985
	Diversified Financial Services - 1.82%
749,141	Air Lease Corp.	25,081,241
	Electric Utilities - 1.32%
357,018	Allete, Inc.	18,147,225
	Electrical Equipment - 2.53%
512,100	Generac Holdings, Inc. (a)(b)	15,245,217
333,900	Regal Beloit Corp.	19,539,828
		34,785,045
	Electronic Equipment, Instruments & Components - 0.86%
888,600	Knowles Corp. (a)(b)	11,845,038
	Food Products - 1.57%
1,005,200	Flowers Foods, Inc.	21,601,748
	Gas Utilities - 2.87%

416,100	One Gas, Inc.	20,875,737
793,700	South Jersey Industries, Inc. (b)	18,667,824
		39,543,561
	Health Care Equipment & Supplies - 2.86%
441,139	Alere, Inc. (a)	17,244,124
916,367	Wright Medical Group N.V. (a)	22,157,754
		39,401,878
	Home Furnishings - 1.21%
300,936	Fortune Brands Home & Security, Inc.	16,701,948
	Hotels, Restaurants & Leisure - 5.89%
948,500	Bloomin' Brands, Inc.	16,020,165
2,425,131	Denny's Corp. (a)	23,839,038
1,616,427	Intrawest Resorts Holdings, Inc. (a)	12,640,459
222,800	Vail Resorts, Inc.	28,516,172
		81,015,834
	Household Durables - 1.52%
1,652,378	Tri Pointe Group, Inc. (a)	20,935,629
	Industrial Conglomerates - 1.57%
594,600	ITT Corp.	21,595,872
	Insurance - 4.30%
1,308,519	American Equity Investment Life Holding Co.	31,443,712
341,800	Hanover Insurance Group, Inc.	27,802,012
		59,245,724
	Internet & Catalog Retail - 1.00%
524,126	FTD Companies, Inc. (a)	13,716,377
	Leisure Products - 1.51%
465,814	Vista Outdoor, Inc. (a)	20,733,381
	Machinery - 4.74%
395,893	EnPro Industries, Inc.	17,355,949
543,824	ESCO Technologies, Inc.	19,653,799
565,924	John Bean Technologies Corp.	28,199,993
		65,209,741
	Media - 4.60%
1,079,000	E.W. Scripps Company	20,501,000
1,539,700	Media General, Inc. (a)(b)	24,866,155
1,141,354	Time, Inc.	17,885,017
		63,252,172
	Metals & Mining - 2.79%
1,110,000	Commercial Metals Co.	15,195,900
276,925	Kaiser Aluminum Corp.	23,167,545
		38,363,445
	Multi-Utilities - 1.77%
450,200	Northwestern Corp.	24,423,350
	Oil, Gas & Consumable Fuels - 2.57%
845,700	Parsley Energy, Inc. (a)	15,603,165
2,320,123	Synergy Resources Corp. (a)	19,767,448
		35,370,613
	Paper & Forest Products - 1.30%
794,974	Kapstone Paper & Packaging Corp.	17,958,463

	Real Estate Investment Trusts (REITs) - 8.28%
653,584	Gaming & Leisure Properties, Inc.	18,169,635
429,474	Ryman Hospitality Properties, Inc.	22,178,037
1,089,111	Sabra Health Care REIT, Inc.	22,032,716
2,062,613	Spirit Realty Capital, Inc.	20,667,382
681,472	Urban Edge Properties (b)	15,980,519
972,500	Xenia Hotels & Resorts, Inc.	14,908,425
		113,936,714
	Real Estate Management & Development - 0.88%
1,110,603	Forestar Group, Inc. (a)	12,149,997
	Road & Rail - 0.77%
197,500	Genesee & Wyoming, Inc. (a)	10,603,775
	Semiconductors & Semiconductor Equipment - 1.72%
1,145,800	Fairchild Semiconductor International, Inc. (a)	23,729,518
	Software - 1.26%
426,719	Verint Systems, Inc. (a)	17,307,723
	Specialty Retail - 3.66%
780,330	CST Brands, Inc.	30,542,116
467,800	Penske Automotive Group, Inc.	19,806,652
		50,348,768
	Thrifts & Mortgage Finance - 4.48%
330,400	Iberiabank Corp.	18,195,128
160,000	Kearny Financial Corp.	2,027,200
1,369,300	Provident Financial Services, Inc.	27,591,395
1,077,553	United Financial Bancorp, Inc.	13,878,883
		61,692,606
	Total Common Stocks (Cost $1,189,906,391)	$1,374,451,828

Principal Amount
	INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING - 0.92%
	Repurchase Agreements - 0.85%
$11,700,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/31/2015), 0.28%,
	due 01/04/2016, (Repurchased proceeds $11,700,364); [Collateralized by
	$12,092,500 U.S. Treasury Note, 1.75%, 3/31/2022 (Market Value $11,934,075)]	$11,700,000
Shares
	Money Market Funds - 0.07%
453,715	Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.28%	453,715
468,048	Deutsche Money Market Series - Institutional Shares, 0.25%	468,048
		921,763
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $12,621,763)	$12,621,763
	SHORT TERM INVESTMENTS - 0.75%
	Money Market Funds - 0.75%
10,330,100	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.28%	$10,330,100
	Total Short-Term Investments (Cost $10,330,100)	$10,330,100

	Total Investments (Cost $1,212,858,254) - 101.51%	$1,397,403,691
	Liabilities in Excess of Other Assets - (1.51)%	(20,737,896)
	TOTAL NET ASSETS - 100.00%	$1,376,665,795

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 1 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.08%
	Automobiles - 1.54%
87,800	Winnebago Industries, Inc.	$1,747,220
	Capital Markets - 4.56%
145,830	Silvercrest Asset Management Group, Inc.	1,733,919
102,890	Solar Cap Ltd.	1,690,483
77,440	Virtu Financial, Inc.	1,753,241
		5,177,643
	Chemicals - 0.70%
27,260	Innophos Holdings, Inc.	789,995
	Commercial Banks - 13.51%
107,500	BancorpSouth, Inc.	2,578,925
58,300	Columbia Banking System, Inc.	1,895,333
85,600	FirstMerit Corp.	1,596,440
55,480	Glacier Bancorp, Inc.	1,471,884
59,830	Hanmi Financial Corp.	1,419,168
63,596	LegacyTexas Financial Group, Inc.	1,591,172
34,700	Union Bankshares Corp.	875,828
41,500	Wintrust Financial Corp.	2,013,580
75,800	Yadkin Financial Corp.	1,907,886
		15,350,216
	Commercial Services & Supplies - 2.48%
205,640	CECO Environmental Corp.	1,579,315
22,700	Deluxe Corp.	1,238,058
		2,817,373
	Construction & Engineering - 1.42%
73,300	Primoris Services Corp.	1,614,799
	Electric Utilities - 1.83%
24,275	Allete, Inc.	1,233,898
22,100	El Paso Electric Co.	850,850
		2,084,748
	Electrical Equipment - 3.01%
37,701	AZZ, Inc.	2,095,045
22,600	Regal Beloit Corp.	1,322,552
		3,417,597
	Electronic Equipment, Instruments & Components - 3.60%
125,915	AVX Corp.	1,528,608
156,840	Daktronics, Inc.	1,367,645
25,880	Dolby Laboratories, Inc.	870,862
56,900	Richardson Electronics Ltd.	322,623
		4,089,738
	Energy Equipment & Services - 0.59%
15,400	Bristow Group, Inc.	398,860
39,600	Tidewater, Inc.	275,616
		674,476

	Food Products - 1.44%
21,100	Sanderson Farms, Inc.	1,635,672
	Gas Utilities - 1.83%
17,660	One Gas, Inc.	886,002
50,560	South Jersey Industries, Inc.	1,189,171
		2,075,173
	Health Care Equipment & Supplies - 1.28%
70,800	Meridian Bioscience, Inc.	1,452,816
	Health Care Providers & Services - 2.65%
11,325	Chemed Corp.	1,696,485
36,500	Owens & Minor, Inc.	1,313,270
		3,009,755
	Hotels, Restaurants & Leisure - 3.96%
28,500	Bob Evans Farms, Inc.	1,107,225
102,449	Interval Leisure Group, Inc.	1,599,229
31,430	Marriott Vacations Worldwide Corp.	1,789,938
		4,496,392
	Household Durables - 1.02%
27,351	Nacco Industries, Inc.	1,154,212
	Independent Power and Renewable Electricity Producers - 0.80%
47,380	Abengoa Yield PLC	913,960
	Insurance - 5.57%
33,300	Arthur J. Gallagher & Co.	1,363,302
39,204	FBL Financial Group, Inc.	2,494,943
49,800	James River Group Holdings Ltd.	1,670,292
9,300	Reinsurance Group of America, Inc.	795,615
		6,324,152
	IT Services - 0.98%
85,470	EPIQ Systems, Inc.	1,117,093
	Machinery - 3.48%
37,420	Alamo Group, Inc.	1,949,582
40,200	John Bean Technologies Corp.	2,003,166
		3,952,748
	Media - 1.01%
73,400	Time, Inc.	1,150,178
	Metals & Mining - 1.51%
125,430	Commercial Metals Co.	1,717,137
	Multi-line Retail - 0.75%
93,000	Stage Stores, Inc.	847,230
	Multi-Utilities - 1.15%
24,100	Northwestern Corp.	1,307,425
	Oil, Gas & Consumable Fuels - 2.49%
79,900	Alon USA Energy, Inc.	1,185,716
42,700	World Fuel Services Corp.	1,642,242
		2,827,958
	Professional Services - 1.54%
106,914	Resources Connection, Inc.	1,746,975
	Real Estate Investment Trusts (REITs) - 14.08%
151,733	CareTrust REIT, Inc.	1,661,476
48,360	CorEnergy Infrastructure Trust, Inc.	717,662
29,330	EdR	1,111,021
386,598	Gramercy Property Trust, Inc.	2,984,537
137,085	National Storage Affiliates	2,348,266

73,900	OUTFRONT Media, Inc.	1,613,237
28,530	Ryman Hospitality Properties, Inc.	1,473,289
40,555	Sabra Health Care REIT, Inc.	820,428
79,466	Spirit Realty Capital, Inc.	796,249
77,900	STAG Industrial, Inc.	1,437,255
66,875	Xenia Hotels & Resorts, Inc.	1,025,194
		15,988,614
	Semiconductors & Semiconductor Equipment - 3.54%
39,391	Cohu, Inc.	475,449
199,850	Cypress Semiconductor Corp.	1,960,529
125,661	IXYS Corp.	1,587,098
		4,023,076
	Specialty Retail - 1.84%
53,300	CST Brands, Inc.	2,086,162
	Textiles, Apparel & Luxury Goods - 2.39%
43,471	Culp, Inc.	1,107,206
62,555	Movado Group, Inc.	1,608,289
		2,715,495
	Thrifts & Mortgage Finance - 6.93%
54,800	Berkshire Hills Bancorp, Inc.	1,595,228
26,600	Iberiabank Corp.	1,464,862
85,200	Oritani Financial Corp.	1,405,800
89,900	Provident Financial Services, Inc.	1,811,485
123,900	United Financial Bancorp, Inc.	1,595,832
		7,873,207
	Trading Companies & Distributors - 2.15%
41,800	Kaman Corp.	1,705,858
52,600	Textainer Group Holdings Ltd.	742,186
		2,448,044
	Transportation Infrastructure - 1.44%
22,600	Macquarie Infrastructure Company LLC	1,640,760
	Water Utilities - 1.01%
49,225	California Water Service Group	1,145,466
	Total Common Stocks (Cost $102,984,953)	$111,413,505

	Total Investments (Cost $102,984,953) - 98.08%	$111,413,505
	Other Assets in Excess of Liabilities - 1.92%	2,177,565
	TOTAL NET ASSETS - 100.00%	$113,591,070

Percentages are stated as a percent of net assets.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.82%
	Aerospace & Defense - 2.46%
123,500	Aerojet Rocketdyne Holdings, Inc. (a)	$1,934,010
33,300	Orbital ATK, Inc.	2,975,022
		4,909,032
	Auto Components - 2.73%
79,300	Allison Transmission Holdings, Inc.	2,053,077
39,700	Delphi Automotive PLC	3,403,481
		5,456,558
	Building Products - 1.67%
43,500	A.O. Smith Corporation	3,332,535
	Capital Markets - 1.85%
241,056	OM Asset Management PLC	3,695,388
	Chemicals - 4.92%
39,320	Ashland, Inc.	4,038,164
136,000	Chemtura Corp. (a)	3,708,720
183,080	Huntsman Corp.	2,081,620
		9,828,504
	Commercial Banks - 7.88%
117,730	Hanmi Financial Corp.	2,792,556
205,700	Investors Bancorp, Inc.	2,558,908
148,600	LegacyTexas Financial Group, Inc.	3,717,972
87,000	Synovus Financial Corp.	2,817,060
82,710	UMB Financial Corp.	3,850,150
		15,736,646
	Commercial Services & Supplies - 1.12%
58,900	Copart, Inc. (a)	2,238,789
	Communications Equipment - 1.29%
335,200	Mitel Networks Corp. (a)	2,577,688
	Consumer Finance - 1.22%
372,300	SLM Corp. (a)	2,427,396
	Diversified Consumer Services - 1.71%
141,900	Carriage Services, Inc.	3,419,790
	Diversified Financial Services - 4.69%
85,700	Air Lease Corp.	2,869,236
93,990	CIT Group, Inc.	3,731,403
79,370	Fidelity National Financial, Inc.	2,751,758
		9,352,397
	Electrical Equipment - 2.72%
91,530	Generac Holdings, Inc. (a)	2,724,848
46,210	Regal Beloit Corp.	2,704,209
		5,429,057
	Electronic Equipment, Instruments & Components - 0.98%
146,300	Knowles Corp. (a)	1,950,179
	Food Products - 1.08%
100,430	Flowers Foods, Inc.	2,158,241
	Health Care Equipment & Supplies - 3.25%
100,430	Alere, Inc. (a)	3,925,809
106,100	Wright Medical Group N.V. (a)	2,565,498
		6,491,307
	Health Care Providers & Services - 1.58%
25,560	Laboratory Corporation of America Holdings (a)	3,160,238
	Home Furnishings - 1.64%
58,900	Fortune Brands Home & Security, Inc.	3,268,950
	Hotels, Restaurants & Leisure - 4.05%
226,630	Denny's Corp. (a)	2,227,773
32,900	Jack In The Box, Inc.	2,523,759
58,410	Marriott Vacations Worldwide Corp.	3,326,449
		8,077,981
	Household Durables - 2.98%
69,900	Jarden Corp. (a)	3,992,688
154,800	Tri Pointe Group, Inc. (a)	1,961,316
		5,954,004
	Household Products - 1.63%
32,000	Spectrum Brands Holdings, Inc.	3,257,600
	Industrial Conglomerates - 1.40%
76,800	ITT Corp.	2,789,376
	Insurance - 2.69%
123,865	American Equity Investment Life Holding Co.	2,976,476
29,400	Hanover Insurance Group, Inc.	2,391,396

		5,367,872
	Internet & Catalog Retail - 1.01%
77,100	FTD Companies, Inc. (a)	2,017,707
	IT Services - 3.10%
58,900	Broadridge Financial Solutions, Inc.	3,164,697
34,260	Wex, Inc. (a)	3,028,584
		6,193,281
	Machinery - 6.02%
57,900	EnPro Industries, Inc.	2,538,336
86,800	ESCO Technologies, Inc.	3,136,952
91,500	John Bean Technologies Corp.	4,559,445
25,200	Wabtec Corp.	1,792,224
		12,026,957
	Media - 3.40%
50,000	Starz (a)	1,675,000
118,710	TEGNA, Inc.	3,029,479
61,400	Tribune Co.	2,075,934
		6,780,413
	Metals & Mining - 2.45%
146,100	Commercial Metals Co.	2,000,109
34,510	Kaiser Aluminum Corp.	2,887,107
		4,887,216
	Multi-Utilities - 1.79%
303,870	NRG Energy, Inc.	3,576,550
	Oil, Gas & Consumable Fuels - 1.34%
65,250	Energen Corp.	2,674,598
	Real Estate Investment Trusts (REITs) - 10.87%
243,660	CareTrust REIT, Inc.	2,668,077
75,000	Equity Commonwealth (a)	2,079,750
106,925	Gaming & Leisure Properties, Inc.	2,972,515
109,803	Iron Mountain, Inc.	2,965,779
40,900	Lamar Advertising Co.	2,453,182
60,080	Ryman Hospitality Properties, Inc.	3,102,531
110,400	Sabra Health Care REIT, Inc.	2,233,392
321,890	Spirit Realty Capital, Inc.	3,225,338
		21,700,564
	Real Estate Management & Development - 0.68%
123,800	Forestar Group, Inc. (a)	1,354,372
	Road & Rail - 2.13%
31,600	Genesee & Wyoming, Inc. (a)	1,696,604
44,800	Ryder System, Inc.	2,545,984
		4,242,588
	Software - 2.48%
52,650	CDK Global, Inc.	2,499,296
60,600	Verint Systems, Inc. (a)	2,457,936
		4,957,232
	Specialty Retail - 4.48%
52,100	Cabelas, Inc. (a)	2,434,633
103,890	CST Brands, Inc.	4,066,254
57,540	Penske Automotive Group, Inc.	2,436,244
		8,937,131
	Textiles, Apparel & Luxury Goods - 2.42%
99,800	Hanesbrands, Inc.	2,937,114
25,600	PVH Corp.	1,885,440
		4,822,554
	Water Utilities - 2.11%
70,400	American Water Works Company, Inc.	4,206,400
	Total Common Stocks (Cost $165,763,164)	$199,257,091

	SHORT-TERM INVESTMENTS - 0.23%
	Money Market Funds - 0.23%
458,456	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.28%	$458,456
	Total Short-Term Investments (Cost $458,456)	$458,456

	Total Investments (Cost $166,221,620) - 100.05%	$199,715,547
	Liabilities in Excess of Other Assets - (0.05)%	(94,166)
	TOTAL NET ASSETS - 100.00%	$199,621,381

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.94%
	Auto Components - 3.47%
25,310	Allison Transmission Holdings, Inc.	$655,276
18,430	Delphi Automotive PLC	1,580,004
		2,235,280
	Capital Markets - 2.98%
6,600	Ameriprise Financial, Inc.	702,372
36,300	Invesco Ltd.	1,215,324
		1,917,696
	Chemicals - 4.68%
12,460	Ashland, Inc.	1,279,642
25,520	FMC Corp.	998,598
64,620	Huntsman Corp.	734,729
		3,012,969
	Commercial Banks - 6.86%
21,474	BOK Financial Corp.	1,283,931
110,600	Investors Bancorp, Inc.	1,375,864
54,230	Synovus Financial Corp.	1,755,967
		4,415,762
	Construction & Engineering - 1.53%
48,560	Quanta Services, Inc. (a)	983,340
	Consumer Finance - 4.01%
29,180	Discover Financial Services	1,564,631
156,300	SLM Corp. (a)	1,019,076
		2,583,707
	Containers & Packaging - 1.68%
23,700	WestRock Co.	1,081,194
	Diversified Financial Services - 4.37%
43,583	Air Lease Corp.	1,459,159
34,100	CIT Group, Inc.	1,353,770
		2,812,929
	Electrical Equipment - 1.89%
20,740	Regal Beloit Corp.	1,213,705
	Electronic Equipment, Instruments & Components - 1.42%
68,690	Knowles Corp. (a)	915,638
	Food Products - 2.06%
61,680	Flowers Foods, Inc.	1,325,503
	Health Care Providers & Services - 5.04%
16,310	AmerisourceBergen Corp.	1,691,510
12,550	Laboratory Corporation of America Holdings (a)	1,551,682
		3,243,192
	Home Furnishings - 2.20%
25,500	Fortune Brands Home & Security, Inc.	1,415,250
	Hotels, Restaurants & Leisure - 4.60%
69,430	MGM Resorts International (a)	1,577,450
19,000	Wyndham Worldwide Corp.	1,380,350

		2,957,800
	Household Durables - 4.49%
35,085	Jarden Corp. (a)	2,004,055
69,780	Tri Pointe Group, Inc. (a)	884,113
		2,888,168
	Industrial Conglomerates - 2.16%
38,280	ITT Corp.	1,390,329
	Insurance - 8.11%
29,070	Arthur J. Gallagher & Co.	1,190,126
5,990	PartnerRe Ltd.	837,043
16,250	Reinsurance Group of America, Inc.	1,390,187
32,960	W.R. Berkley Corp.	1,804,560
		5,221,916
	IT Services - 2.29%
24,300	Fidelity National Information Services, Inc.	1,472,580
	Life Sciences Tools & Services - 2.50%
38,410	Agilent Technologies, Inc.	1,605,922
	Media - 3.89%
14,400	Scripps Networks Interactive, Inc.	795,024
32,580	TEGNA, Inc.	831,442
25,900	Tribune Co.	875,679
		2,502,145
	Multiline Retail - 2.38%
19,840	Dollar Tree, Inc. (a)	1,532,045
	Multi-Utilities - 2.53%
43,800	MDU Resources Group, Inc.	802,416
31,300	OGE Energy Corp.	822,877
		1,625,293
	Oil, Gas & Consumable Fuels - 3.62%
20,300	Continental Resources, Inc. (a)	466,494
17,585	Energen Corp.	720,809
16,160	Valero Energy Corp.	1,142,674
		2,329,977
	Pharmaceuticals - 1.89%
8,400	Perrigo Co.	1,215,480
	Real Estate Investment Trusts (REITs) - 6.58%
43,807	Gaming & Leisure Properties, Inc.	1,217,835
48,750	Iron Mountain, Inc.	1,316,737
28,360	Lamar Advertising Co.	1,701,033
		4,235,605
	Road & Rail - 1.04%
11,830	Ryder System, Inc.	672,299
	Software - 1.26%
17,100	CDK Global, Inc.	811,737
	Specialty Retail - 2.68%
11,450	Advance Auto Parts, Inc.	1,723,339
	Textiles, Apparel & Luxury Goods - 3.67%
51,700	Hanesbrands, Inc.	1,521,531
11,450	PVH Corp.	843,292
		2,364,823
	Trading Companies & Distributors - 1.66%
14,770	United Rentals, Inc. (a)	1,071,416

	Water Utilities - 2.40%
25,880	American Water Works Company, Inc.	1,546,330
	Total Common Stocks (Cost $49,433,522)	$64,323,369

	SHORT-TERM INVESTMENTS - 0.31%
	Money Market Funds - 0.31%
200,225	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.28%	$200,225
	Total Short-Term Investments (Cost $200,225)	$200,225

	Total Investments (Cost $49,633,747) - 100.25%	$64,523,594
	Liabilities in Excess of Other Assets - (0.25)%	(162,708)
	TOTAL NET ASSETS - 100.00%	$64,360,886

Percentages are stated as a percent of net assets.

(a)	- Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.27%
	Auto Components - 2.03%
5,825	Autoliv, Inc.	$726,785
	Capital Markets - 2.95%
4,275	Ameriprise Financial, Inc.	454,946
8,300	Federated Investors, Inc.	237,795
9,300	Legg Mason, Inc.	364,839
		1,057,580
	Chemicals - 2.87%
12,825	FMC Corp.	501,842
11,925	RPM International, Inc.	525,416
		1,027,258
	Commercial Banks - 5.42%
29,925	Associated Banc-Corp.	561,093
7,400	BOK Financial Corp.	442,446
12,050	Comerica, Inc.	504,051
9,250	UMB Financial Corp.	430,588
		1,938,178
	Commercial Services & Supplies - 3.31%
4,900	Dun & Bradstreet Corp.	509,256
8,650	Republic Services, Inc.	380,514
12,250	Ritchie Bros. Auctioneers, Inc.	295,348
		1,185,118
	Communications Equipment - 1.46%
6,005	Harris Corp.	521,835
	Construction Materials - 2.66%
10,025	Vulcan Materials Co.	952,074
	Consumer Finance - 1.44%
9,625	Discover Financial Services	516,093
	Containers & Packaging - 1.40%
10,975	WestRock Co.	500,680
	Diversified Financial Services - 1.94%
17,525	CIT Group, Inc.	695,743
	Electric Utilities - 1.05%
11,025	PPL Corp.	376,283
	Electronic Equipment, Instruments & Components - 0.74%
7,870	Dolby Laboratories, Inc.	264,826
	Energy Equipment & Services - 1.02%
27,025	Superior Energy Services, Inc.	364,027
	Food Products - 2.08%
14,225	ConAgra Foods, Inc.	599,726
1,520	Ingredion, Inc.	145,677
		745,403

	Gas Utilities - 3.30%
7,550	National Fuel Gas Co.	322,763
18,375	Questar Corp.	357,945
14,800	UGI Corp.	499,648
		1,180,356
	Health Care Equipment & Supplies - 2.63%
8,850	St. Jude Medical, Inc.	546,665
3,000	Teleflex, Inc.	394,350
		941,015
	Health Care Providers & Services - 3.77%
4,300	AmerisourceBergen Corp.	445,953
6,175	CIGNA Corp.	903,587
		1,349,540
	Hotels, Restaurants & Leisure - 0.97%
4,800	Wyndham Worldwide Corp.	348,720
	Industrial Conglomerates - 2.05%
20,170	ITT Corp.	732,574
	Insurance - 5.17%
14,000	Arthur J. Gallagher & Co.	573,160
12,750	Lincoln National Corp.	640,814
7,425	Reinsurance Group of America, Inc.	635,209
		1,849,183
	IT Services - 6.75%
17,000	Broadridge Financial Solutions, Inc.	913,409
5,500	Computer Sciences Corp.	179,740
6,270	CSRA, Inc.	188,100
7,275	Fidelity National Information Services, Inc.	440,865
13,925	Total System Services, Inc.	693,465
		2,415,579
	Leisure Equipment & Products - 1.07%
5,690	Hasbro, Inc.	383,278
	Machinery - 2.50%
12,400	Oshkosh Corp.	484,096
2,400	Snap-On, Inc.	411,432
		895,528
	Media - 4.27%
9,525	Scripps Networks Interactive, Inc.	525,875
22,775	TEGNA, Inc.	581,218
26,800	Time, Inc.	419,956
		1,527,049
	Multi-Utilities - 3.54%
23,775	MDU Resources Group, Inc.	435,558
37,100	NRG Energy, Inc.	436,666
14,950	OGE Energy Corp.	393,036
		1,265,260
	Oil, Gas & Consumable Fuels - 3.94%
18,000	Cabot Oil & Gas Corp.	318,420
9,100	Energen Corp.	373,009
6,125	EQT Corp.	319,296
10,075	HollyFrontier Corp.	401,892
		1,412,617

	Real Estate Investment Trusts (REITs) - 15.89%
3,900	Alexandria Real Estate Equities, Inc.	352,404
26,325	Brixmor Property Group, Inc.	679,711
13,210	Corrections Corporation of America	349,933
37,375	DDR Corp.	629,394
10,850	EPR Properties	634,182
8,000	Equity Lifestyle Properties, Inc.	533,360
16,100	Healthcare Trust of America, Inc.	434,217
20,890	Iron Mountain, Inc.	564,239
10,005	Lamar Advertising Co.	600,100
55,490	Spirit Realty Capital, Inc.	556,010
23,050	Xenia Hotels & Resorts, Inc.	353,357
		5,686,907
	Road & Rail - 1.16%
7,300	Ryder System, Inc.	414,859
	Semiconductors & Semiconductor Equipment - 2.78%
3,825	Avago Technologies Ltd.	555,199
10,315	Linear Technology Corp.	438,078
		993,277
	Software - 0.72%
3,300	Jack Henry & Associates, Inc.	257,598
	Specialty Retail - 2.19%
23,725	American Eagle Outfitters	367,738
6,400	Foot Locker, Inc.	416,576
		784,314
	Textiles, Apparel & Luxury Goods - 1.32%
4,245	Ralph Lauren Corp.	473,233
	Transportation Infrastructure - 1.61%
7,945	Macquarie Infrastructure Company LLC	576,807
	Water Utilities - 1.27%
7,630	American Water Works Company, Inc.	455,893
	Total Common Stocks (Cost $29,270,771)	$34,815,470

	EXCHANGE TRADED FUNDS - 0.48%
	Diversified Financial Services - 0.48%
2,500	iShares Russell Mid Cap Value Index Fund	$171,700
	Total Exchange Traded Funds (Cost $164,029)	$171,700

	SHORT-TERM INVESTMENTS - 2.19%
	Money Market Funds - 2.19%
784,841	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.28%	$784,841
	Total Short-Term Investments (Cost $784,841)	$784,841

	Total Investments (Cost $30,219,641) - 99.94%	$35,772,011
	Other Assets in Excess of Liabilities - 0.06%	21,021
	TOTAL NET ASSETS - 100.00%	$35,793,032

Percentages are stated as a percent of net assets.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.78%
	Aerospace & Defense - 2.05%
18,380	United Technologies Corp.	$1,765,767
	Beverages - 4.78%
30,100	Molson Coors Brewing Co.	2,826,992
13,000	Pepsico, Inc.	1,298,960
		4,125,952
	Biotechnology - 3.42%
75,700	Baxalta, Inc.	2,954,571
	Capital Markets - 2.39%
173,128	Silvercrest Asset Management Group, Inc.	2,058,492
	Chemicals - 1.88%
15,770	Ashland, Inc.	1,619,579
	Commercial Banks - 6.58%
33,000	BOK Financial Corp.	1,973,070
74,670	Hanmi Financial Corp.	1,771,172
41,590	UMB Financial Corp.	1,936,015
		5,680,257
	Consumer Finance - 4.71%
39,600	Discover Financial Services	2,123,352
297,620	SLM Corp. (a)	1,940,482
		4,063,834
	Diversified Financial Services - 2.51%
64,660	Air Lease Corp.	2,164,817
	Electrical Equipment - 1.93%
28,510	Regal Beloit Corp.	1,668,405
	Electronic Equipment, Instruments & Components - 1.84%
119,290	Knowles Corp. (a)	1,590,136
	Energy Equipment & Services - 1.64%
23,930	Dril-Quip, Inc. (a)	1,417,374
	Food Products - 1.91%
36,700	Mondelez International, Inc.	1,645,628
	Gas Utilities - 2.08%
92,200	Questar Corp.	1,796,056
	Health Care Equipment & Supplies - 6.90%
48,100	Baxter International, Inc.	1,835,015
23,024	Medtronic PLC	1,771,006
97,084	Wright Medical Group N.V. (a)	2,347,491
		5,953,512
	Health Care Providers & Services - 1.50%
14,800	Express Scripts Holding Co. (a)	1,293,668
	Hotels, Restaurants & Leisure - 2.27%
183,930	Del Taco Restaurants, Inc. (a)	1,958,854
	Industrial Conglomerates - 1.84%
40,310	Johnson Controls, Inc.	1,591,842

	Insurance - 9.16%
23,040	Ace Ltd.	2,692,224
34,600	Allied World Assurance Company Holdings, AG	1,286,774
25,100	Hanover Insurance Group, Inc.	2,041,634
22,030	Reinsurance Group of America, Inc.	1,884,667
		7,905,299
	IT Services - 4.20%
28,000	Fidelity National Information Services, Inc.	1,696,800
53,150	Paypal Holdings, Inc. (a)	1,924,030
		3,620,830
	Leisure Products - 1.53%
29,600	Vista Outdoor, Inc. (a)	1,317,496
	Life Sciences Tools & Services - 2.91%
60,100	Agilent Technologies, Inc.	2,512,781
	Media - 5.62%
90,990	E.W. Scripps Company	1,728,810
67,680	TEGNA, Inc.	1,727,194
41,330	Tribune Co.	1,397,367
		4,853,371
	Metals & Mining - 1.75%
18,000	Kaiser Aluminum Corp.	1,505,880
	Multi-Utilities - 4.58%
94,690	MDU Resources Group, Inc.	1,734,721
188,680	NRG Energy, Inc.	2,220,763
		3,955,484
	Oil, Gas & Consumable Fuels - 3.30%
19,340	EOG Resources, Inc.	1,369,079
21,910	Occidental Petroleum Corp.	1,481,335
		2,850,414
	Pharmaceuticals - 12.33%
49,600	Mylan N.V. (a)	2,681,872
12,220	Perrigo Co.	1,768,234
70,680	Pfizer, Inc.	2,281,550
34,620	Teva Pharmaceutical Industries Ltd. - ADR	2,272,457
34,199	Zoetis, Inc.	1,638,816
		10,642,929
	Real Estate Investment Trusts (REITs) - 1.93%
60,000	Equity Commonwealth (a)	1,663,800
	Technology Hardware, Storage & Peripherals - 2.24%
127,230	Hewlett Packard Enterprise Co.	1,933,896
	Total Common Stocks (Cost $79,577,503)	$86,110,924

	SHORT-TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
746	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.28%	$746
	Total Short-Term Investments (Cost $746)	$746

	Total Investments (Cost $79,578,249) - 99.78%	$86,111,670
	Other Assets in Excess of Liabilities - 0.22%	191,744
	TOTAL NET ASSETS - 100.00%	$86,303,414

Percentages are stated as a percent of net assets.

ADR	- American Depository Receipt
(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2015 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers. This activity is subject to an agreement where U.S. Bank, N.A. acts as the Funds’ agent. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Pursuant to this agreement, income earned from the securities lending program is paid to the Fund, net of any fees paid to U.S. Bank N.A. Lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral. To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked-to-market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities. The value of the collateral requirement is determined based upon the closing price of a borrowed security, with the collateral balance adjusted the following business day. Although there is no specified time limit regarding how long a security may be on loan, the Funds or the borrower may request that a security on loan be returned at any time. If the Funds’ request that a specific security be returned, and the borrower fails to return such security, the Funds will be able to retain the borrower’s collateral.

As of December 31, 2015, KSCVF received cash collateral for the common stock out on loan of $12,618,914 which is available to offset the market value of KSCVF securities on loan of $12,123,666. The investment of this cash collateral into a repurchase agreement and money market funds is presented in KSCVF’s Schedule of Investments as “Investments Purchased with Proceeds from Securities Lending Collateral”. KSDVF, KSMVF, KMCVF, KMDVF and KACVF did not have any securities on loan as of December 31, 2015.

2)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$1,374,451,828	$-	$-	$1,374,451,828
Investments Purchased with Proceeds from Securities Lending	921,763	11,700,000	-	12,621,763
Short Term Investments	10,330,100	-	-	10,330,100

Total Investments in Securities	$1,385,703,691	$11,700,000	$-	$1,397,403,691

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$111,413,505	$-	$-	$111,413,505

Total Investments in Securities	$111,413,505	$-	$-	$111,413,505

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$199,257,091	$-	$-	$199,257,091
Short Term Investments	458,456	-	-	458,456

Total Investments in Securities	$199,715,547	$-	$-	$199,715,547

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$64,323,369	$-	$-	$64,323,369
Short-Term Investments	200,225	-	-	200,225

Total Investments in Securities	$64,523,594	$-	$-	$64,523,594

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$34,815,470	$-	$-	$34,815,470
Exchange Traded Funds*	171,700	-	-	171,700
Short-Term Investments	784,841	-	-	784,841

Total Investments in Securities	$35,772,011	$-	$-	$35,772,011

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$86,110,924	$-	$-	$86,110,924
Short-Term Investments	746	-	-	746

Total Investments in Securities	$86,111,670	$-	$-	$86,111,670

*See the Schedule of Investments for the investments detailed by industry classification.

There were no transfers between Levels 1 and 2 for Keeley Funds, Inc. at the end of the period December 31, 2015 for the Funds. Transfers between levels are identified at the end of the reporting period.

3)  Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY Mid Cap Dividend Value Fund	KEELEY All Cap Value Fund

Cost of Investments	$1,212,858,254	$102,984,953	$166,221,620	$49,633,747	$30,219,641	$79,578,249
Gross unrealized appreciation on investments	284,932,476	19,328,947	48,962,064	21,371,953	8,013,440	10,934,405
Gross unrealized depreciation on investments	(100,387,039)	(10,900,395)	(15,468,137)	(6,482,106)	(2,461,070)	(4,400,984)
Net unrealized appreciation / (depreciation)	$184,545,437	$8,428,552	$33,493,927	$14,889,847	$5,552,370	$6,533,421

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ______Keeley Funds, Inc.____

By (Signature and Title)  /s/ Kevin Keeley
 Kevin Keeley, President

Date  February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kevin Keeley
 Kevin Keeley, President

Date  February 23, 2016

By (Signature and Title)*  /s/ Robert Kurinsky
  Robert Kurinsky, Treasurer

Date  February 23, 2016

* Print the name and title of each signing officer under his or her signature.